VESSEL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Front Voyager	Dec. 31, 2011 Front Voyager	Dec. 31, 2010 Front Voyager	Mar. 15, 2010 Front Voyager Inc Front Voyager
Vessel [Line Items]
Sale Proceeds							$ 8,300,000
Depreciation	$ 0	$ 0	$ 87,000	$ 0	$ 0	$ 80,000